SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - shares	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Total common stock equivalents	59,113,379	46,505,019
Series A Convertible Preferred Stock [Member]
Total common stock equivalents		3,066,700
Series B Convertible Preferred Stock [Member]
Total common stock equivalents	20,000,000	20,000,000
Options To Purchase Common Stock [Member]
Total common stock equivalents	17,833,356	8,312,306
Warrant [Member]
Total common stock equivalents	15,464,700	8,217,376
Convertible Debentures [Member]
Total common stock equivalents	5,815,323	6,908,637